Principles of Consolidation	12 Months Ended
Dec. 31, 2024
Principles Of Consolidation
Principles of Consolidation

4.                 PRINCIPLES OF CONSOLIDATION

The reporting dates of financial statements of the subsidiaries used for the purposes of calculation of consolidation and jointly controlled entities used for calculation of this equity method contribution are prepared as of the same reporting date of the Company.

The direct equity investments of CEMIG, included in the consolidation, are the following:

	Dec. 31, 2024 and 2023
Subsidiary	Form of valuation	Direct interest (%)
Cemig Geração e Transmissão S.A.	Consolidation	100.00
Cemig Distribuição S.A.	Consolidation	100.00
Companhia de Gás de Minas Gerais	Consolidation	99.57
Cemig Soluções Inteligentes em Energia S.A.	Consolidation	100.00
Sete Lagoas Transmissora de Energia S.A.	Consolidation	100.00

Refer to the Note 1 for all direct and indirect consolidated subsidiaries.

Accounting policy

Subsidiaries

The Company is deemed to control an investee when it has: (i) the power to direct the investee’s significant activities; (ii) the right to variable returns arising from its involvement with the investee; and (iii) the ability to use its power to affect the value of these returns. When facts or circumstances indicate that there are changes in one or more of these three elements of control, the Company evaluates whether or not it exercises control over the investee.

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which the control ceases. The accounting policies of the subsidiaries and jointly controlled entities are aligned with the policies adopted by the Company.

When the Company loses control of an investee, it derecognizes the assets and liabilities of the former subsidiary from the statements of financial position, at the date when control is lost. Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly controlled

Jointly-controlled subsidiaries are deemed to be those investees in which the Company shares control with another company under a contractual agreement, regardless of the percentage interest held in the voting stock of the investee. In these cases, the Company does not individually exercise the power to make financial and operational decisions in the investee.

The accounting policies of the jointly-controlled subsidiaries are aligned with the policies adopted by the Company.

Jointly controlled entities are accounted for under the equity method.

Further details are given in the accounting policies section of note 14.

Joint operations

The participation in a consortium held by the Company is accounted for according to the share of assets, liabilities and results of operations related to the business.

Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee.

Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.

Equity interest of non-controlling stockholders

The equity interest of non-controlling stockholders is recognized as the proportional share of the non-controlling stockholders in the net assets of the investor, when applicable. It is presented in equity, separately from the net equity attributable to the controlling stockholders.